ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2012	2013

Accrued payroll and staff welfare	$6,345	$9,147
Individual income tax withheld	3,702	875
Business tax payable	398	152
Accrued professional fees	636	1,950
Accrued advertising fees	911	1,004
Credit card processing charges	370	401
Accrued sales return (1)	116	751
Accrued chargebacks (2)	85	100
Other accrued expenses	248	1,180
Total	$12,811	$15,560

(1)           Accrued sales return represents the gross profit effect of estimated sales return at the end of each of the respective years assuming products returned had no value to the Group. Movements during the respective years are as follows:

	2012	2013

Balance at January 1	$292	$116
Allowance for sales return made in the year	5,336	9,897
Utilization of accrued sales return	(5,512)	(9,262)
Balance at December 31	$116	$751

(2)           Chargeback represents credit losses relating to fraudulent credit card activities which resulted in chargebacks from the payment processing agencies. For the years ended December 31, 2011, 2012 and 2013, the Group incurred chargeback of $447, $604 and $1,041, respectively, which was included in the general and administrative expenses.

Schedule of movements in accrued sales return
	2012	2013

Balance at January 1	$292	$116
Allowance for sales return made in the year	5,336	9,897
Utilization of accrued sales return	(5,512)	(9,262)
Balance at December 31	$116	$751